Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Victory Portfolios

File Nos. 33-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to the:

1. Victory RS Partners Fund;	13. Victory RS Global Fund;
2. Victory RS Value Fund;	14. Victory Sophus Emerging Markets Fund;
3. Victory RS Large Cap Alpha Fund;	15. Victory Sophus Emerging Markets Small Cap Fund;
4. Victory RS Investors Fund;	16. Victory Sophus China Fund;
5. Victory Global Natural Resources Fund;	17. Victory INCORE Investment Quality Bond Fund;
6. Victory RS Small Cap Growth Fund;	18. Victory INCORE Low Duration Bond Fund;
7. Victory RS Select Growth Fund;	19. Victory High Yield Fund;
8. Victory RS Mid Cap Growth Fund;	20. Victory Tax-Exempt Fund;
9. Victory RS Growth Fund;	21. Victory High Income Municipal Bond Fund;
10. Victory RS Science and Technology Fund;	22. Victory Floating Rate Fund; and
11. Victory RS Small Cap Equity Fund;	23. Victory Strategic Income Fund
12. Victory RS International Fund;

(together, the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(i)             The form of statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 152 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(ii)          The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2017, Accession Number: 0001104659-17-027612.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President